UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 28, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Stock Index Fund (Initial Class)

Semi-Annual Report

June 28, 2013

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2013

Sector	Percentage of Fund Investments
Basic Materials	3.10%
Communications	10.53%
Consumer, Cyclical	9.64%
Consumer, Non-cyclical	21.20%
Diversified	0.05%
Energy	9.82%
Financial	17.06%
Industrial	10.76%
Technology	11.75%
Utilities	3.33%
Short Term Investments	2.76%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 28, 2013).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/13)	(6/28/13)	(1/01/13 – 6/28/13)

Actual	$1,000.00	$1,136.10	$3.10

Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$2.93

*Expenses are equal to the Fund’s annualized expense ratio of 0.60% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

COMMON STOCK
Basic Materials — 3.12%
3,848	Air Products & Chemicals Inc	$	352,361
1,186	Airgas Inc		113,216
1,632	Albemarle Corp		101,657
19,910	Alcoa Inc		155,696
1,862	Allegheny Technologies Inc		48,989
1,397	Ashland Inc		116,650
1,156	Cabot Corp		43,258
835	Carpenter Technology Corp		37,633
1,072	CF Industries Holdings Inc		183,848
3,038	Cliffs Natural Resources Inc (a)		49,367
2,026	Commercial Metals Co		29,924
627	Compass Minerals International Inc		53,000
755	Cytec Industries Inc		55,304
591	Domtar Corp		39,302
21,991	Dow Chemical Co		707,450
2,804	Eastman Chemical Co		196,308
4,836	Ecolab Inc		411,979
16,741	EI du Pont de Nemours & Co		878,902
2,523	FMC Corp		154,054
18,860	Freeport-McMoRan Copper & Gold Inc		520,725
1,554	International Flavors & Fragrances Inc		116,799
8,071	International Paper Co		357,626
1,088	Intrepid Potash Inc		20,726
6,898	LyondellBasell Industries NV Class A		457,061
3,287	MeadWestvaco Corp		112,120
601	Minerals Technologies Inc		24,845
9,710	Monsanto Co		959,348
5,016	Mosaic Co		269,911
189	NewMarket Corp (a)		49,624
9,009	Newmont Mining Corp		269,820
5,807	Nucor Corp		251,559
1,403	Olin Corp		33,560
2,588	PPG Industries Inc		378,909
5,375	Praxair Inc		618,985
1,419	Reliance Steel & Aluminum Co		93,030
1,252	Royal Gold Inc		52,684
2,597	RPM International Inc		82,948
877	Sensient Technologies Corp		35,492
1,588	Sherwin-Williams Co		280,441
2,175	Sigma-Aldrich Corp		174,783
4,205	Steel Dynamics Inc		62,697
2,723	United States Steel Corp (a)		47,734
1,467	Valspar Corp		94,871

			9,095,196

Communications — 10.60%
1,170	ADTRAN Inc (a)		28,794
6,629	Amazon.com Inc (b)		1,840,807
1,030	AMC Networks Inc Class A (b)		67,372
1,322	AOL Inc		48,227
97,962	AT&T Inc (c)		3,467,855
4,030	Cablevision Systems Corp Class A		67,785

Shares		Value

Communications — (continued)
10,365	CBS Corp Class B	$	506,538
11,053	CenturyLink Inc		390,724
2,101	Ciena Corp (b)		40,801
97,294	Cisco Systems Inc		2,365,217
47,935	Comcast Corp Class A		2,007,518
26,770	Corning Inc		380,937
5,319	Crown Castle International Corp (b)		385,042
10,152	DIRECTV (b)		625,566
4,439	Discovery Communications Inc Class A (b)		342,735
21,249	eBay Inc (b)		1,098,998
891	Equinix Inc (b)		164,586
1,668	Expedia Inc		100,330
1,415	F5 Networks Inc (b)		97,352
763	FactSet Research Systems Inc (a)		77,780
18,854	Frontier Communications Corp (a)		76,359
4,265	Gannett Co Inc		104,322
750	General Cable Corp		23,062
4,893	Google Inc Class A (b)(c)		4,307,650
1,998	Harris Corp		98,401
718	InterDigital Inc		32,059
7,706	Interpublic Group of Cos Inc		112,122
4,039	JDS Uniphase Corp (b)		58,081
979	John Wiley & Sons Inc Class A		39,248
9,377	Juniper Networks Inc (b)		181,070
934	Lamar Advertising Co Class A (b)		40,536
626	Meredith Corp		29,860
4,924	Motorola Solutions Inc		284,263
1,017	Netflix Inc (b)		214,679
1,170	NeuStar Inc Class A (b)		56,956
2,491	New York Times Co Class A (b)		27,550
4,687	Omnicom Group Inc		294,672
860	Plantronics Inc		37,771
3,005	Polycom Inc (b)		31,673
938	priceline.com Inc (b)		775,848
2,158	Rackspace Hosting Inc (b)		81,767
6,226	RF Micro Devices Inc (b)		33,309
436	Scholastic Corp		12,770
1,586	Scripps Networks Interactive Inc Class A		105,881
54,772	Sprint Nextel Corp (b)		384,499
12,627	Symantec Corp		283,729
1,813	Telephone & Data Systems Inc		44,690
2,671	TIBCO Software Inc (b)		57,159
5,286	Time Warner Cable Inc		594,569
16,955	Time Warner Inc		980,338
1,988	TripAdvisor Inc (b)		121,010
2,667	tw telecom inc (b)		75,049
36,214	Twenty-First Century Fox Inc Class A		1,180,576
1,245	ValueClick Inc (b)		30,727
2,755	VeriSign Inc (b)		123,038
52,090	Verizon Communications Inc (c)		2,622,211
8,106	Viacom Inc Class B		551,613
32,784	Walt Disney Co		2,070,310
79	Washington Post Co Class B (a)		38,218

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Communications — (continued)
11,186	Windstream Corp (a)	$	86,244
17,297	Yahoo! Inc (b)		434,328

			30,843,181

Consumer, Cyclical — 9.71%
1,550	Abercrombie & Fitch Co Class A		70,137
1,339	Advance Auto Parts Inc		108,687
1,728	Aeropostale Inc (b)		23,846
1,221	Alaska Air Group Inc (b)		63,492
3,323	American Eagle Outfitters Inc		60,678
1,031	ANN INC (b)		34,229
1,959	Arrow Electronics Inc (b)		78,066
2,501	Ascena Retail Group Inc (b)		43,642
752	AutoNation Inc (b)		32,629
665	AutoZone Inc (b)		281,754
645	Bally Technologies Inc (a)(b)		36,391
613	Barnes & Noble Inc (b)		9,783
3,962	Bed Bath & Beyond Inc (b)		280,906
4,859	Best Buy Co Inc		132,796
1,016	Big Lots Inc (b)		32,034
617	Bob Evans Farms Inc		28,987
2,088	BorgWarner Inc (b)		179,881
1,392	Brinker International Inc (a)		54,887
826	Cabela’s Inc Class A (b)		53,492
4,059	CarMax Inc (b)		187,363
8,046	Carnival Corp		275,897
909	Carter’s Inc		67,330
799	Cheesecake Factory Inc		33,470
3,196	Chico’s FAS Inc		54,524
559	Chipotle Mexican Grill Inc (b)		203,672
1,737	Cinemark Holdings Inc		48,497
1,858	Cintas Corp		84,613
5,094	Coach Inc		290,816
1,896	Copart Inc (b)		58,397
7,942	Costco Wholesale Corp		878,147
1,160	CST Brands Inc (b)		35,740
22,278	CVS Caremark Corp		1,273,856
2,358	Darden Restaurants Inc		119,032
599	Deckers Outdoor Corp (b)		30,255
5,267	Delphi Automotive PLC		266,984
1,891	Dick’s Sporting Goods Inc		94,663
5,534	Dollar General Corp (b)		279,080
4,140	Dollar Tree Inc (b)		210,478
1,065	Domino’s Pizza Inc		61,930
5,301	DR Horton Inc		112,805
1,133	DreamWorks Animation SKG Inc Class A (a)(b)		29,073
1,748	Family Dollar Stores Inc		108,918
4,975	Fastenal Co		228,104
2,694	Foot Locker Inc		94,640
71,515	Ford Motor Co		1,106,337
986	Fossil Group Inc (b)		101,864
2,127	GameStop Corp Class A		89,398
5,424	Gap Inc		226,344
13,979	General Motors Co (b)		465,640
2,805	Genuine Parts Co		218,986
4,374	Goodyear Tire & Rubber Co (b)		66,878

Shares		Value

Consumer, Cyclical — (continued)
1,168	Guess? Inc (a)	$	36,243
1,767	Hanesbrands Inc		90,859
4,152	Harley-Davidson Inc		227,613
1,330	Harman International Industries Inc		72,086
2,092	Hasbro Inc (a)		93,784
1,216	Herman Miller Inc		32,917
788	HNI Corp		28,423
26,591	Home Depot Inc		2,060,005
598	HSN Inc		32,125
2,699	Ingram Micro Inc Class A (b)		51,254
5,032	International Game Technology		84,085
425	International Speedway Corp Class A		13,375
2,352	JC Penney Co Inc (a)(b)		40,172
4,495	JetBlue Airways Corp (a)(b)		28,319
12,438	Johnson Controls Inc		445,156
1,482	KB Home		29,092
3,684	Kohl’s Corp		186,079
4,398	L Brands Inc		216,601
3,128	Lennar Corp Class A (a)		112,733
769	Life Time Fitness Inc (b)		38,535
5,385	LKQ Corp (b)		138,664
19,500	Lowe’s Cos Inc		797,550
7,111	Macy’s Inc		341,328
4,328	Marriott International Inc Class A		174,721
6,260	Mattel Inc		283,641
18,248	McDonald’s Corp		1,806,552
726	MDC Holdings Inc		23,602
1,142	Mohawk Industries Inc (b)		128,464
873	MSC Industrial Direct Co Inc Class A		67,623
5,232	Newell Rubbermaid Inc		137,340
13,162	NIKE Inc Class B		838,156
2,722	Nordstrom Inc		163,157
87	NVR Inc (b)		80,214
2,042	O’Reilly Automotive Inc (b)		229,970
4,850	Office Depot Inc (b)		18,770
1,603	Oshkosh Corp (b)		60,866
1,112	Owens & Minor Inc (a)		37,619
6,416	PACCAR Inc		344,283
535	Panera Bread Co Class A (b)		99,478
1,861	PetSmart Inc		124,668
1,216	Polaris Industries Inc		115,520
6,136	PulteGroup Inc (b)		116,400
1,464	PVH Corp		183,073
1,101	Ralph Lauren Corp		191,288
1,230	Regis Corp		20,197
3,982	Ross Stores Inc		258,073
2,155	Saks Inc (b)		29,394
979	Scientific Games Corp Class A (b)		11,014
1,510	Signet Jewelers Ltd		101,819
13,259	Southwest Airlines Co		170,908
12,003	Staples Inc		190,368
13,616	Starbucks Corp		891,712

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Consumer, Cyclical — (continued)
3,624	Starwood Hotels & Resorts Worldwide Inc	$	229,001
11,669	Target Corp		803,527
1,059	Tempur Sealy International Inc (b)		46,490
721	Thor Industries Inc		35,459
2,262	Tiffany & Co		164,764
13,082	TJX Cos Inc		654,885
2,876	Toll Brothers Inc (b)		93,844
1,258	Tractor Supply Co		147,953
1,490	Under Armour Inc Class A (a)(b)		88,968
1,944	Urban Outfitters Inc (b)		78,188
1,614	VF Corp		311,599
29,825	Wal-Mart Stores Inc		2,221,664
15,677	Walgreen Co		692,923
524	Watsco Inc		43,995
4,913	Wendy’s Co		28,643
1,483	Whirlpool Corp		169,596
1,532	Williams-Sonoma Inc		85,623
921	WMS Industries Inc (b)		23,495
1,238	World Fuel Services Corp		49,495
1,105	WW Grainger Inc		278,659
2,514	Wyndham Worldwide Corp		143,876
1,462	Wynn Resorts Ltd		187,136
8,174	Yum! Brands Inc		566,785

			28,252,504

Consumer, Non-cyclical — 21.34%
1,234	Aaron’s Inc		34,564
28,356	Abbott Laboratories		989,057
28,816	AbbVie Inc		1,191,253
2,340	Actavis Inc (b)		295,355
4,028	ADT Corp		160,516
6,868	Aetna Inc		436,393
3,539	Alexion Pharmaceuticals Inc (b)		326,437
5,382	Allergan Inc		453,380
906	Alliance Data Systems Corp (b)		164,013
36,550	Altria Group Inc		1,278,885
4,306	AmerisourceBergen Corp		240,404
13,648	Amgen Inc		1,346,512
2,027	Apollo Group Inc Class A (b)		35,918
11,963	Archer-Daniels-Midland Co		405,665
8,819	Automatic Data Processing Inc		607,276
1,749	Avery Dennison Corp		74,787
7,971	Avon Products Inc		167,630
9,852	Baxter International Inc		682,448
2,909	Beam Inc		183,587
3,524	Becton Dickinson & Co		348,277
373	Bio-Rad Laboratories Inc Class A (b)		41,851
4,317	Biogen Idec Inc (b)		929,018
24,820	Boston Scientific Corp (b)		230,081
819	Brink’s Co		20,893
29,890	Bristol-Myers Squibb Co		1,335,784
2,838	Brown-Forman Corp Class B		191,707
3,321	Campbell Soup Co		148,748
6,197	Cardinal Health Inc		292,498
4,020	CareFusion Corp (b)		148,137

Shares		Value

Consumer, Non-cyclical — (continued)
7,586	Celgene Corp (b)	$	886,879
859	Charles River Laboratories International Inc (b)		35,245
2,599	Church & Dwight Co Inc		160,384
5,177	Cigna Corp		375,281
2,381	Clorox Co		197,956
69,736	Coca-Cola Co (c)		2,797,111
4,651	Coca-Cola Enterprises Inc		163,529
15,946	Colgate-Palmolive Co		913,546
1,648	Community Health Systems Inc		77,258
7,643	ConAgra Foods Inc		266,970
2,779	Constellation Brands Inc Class A (b)		144,842
2,166	Convergys Corp		37,753
916	Cooper Cos Inc		109,050
1,919	CoreLogic Inc (b)		44,463
589	Corporate Executive Board Co		37,237
1,076	Covance Inc (b)		81,927
8,547	Covidien PLC		537,094
1,393	CR Bard Inc		151,391
1,531	DaVita HealthCare Partners Inc (b)		184,945
3,158	Dean Foods Co (b)		31,643
1,092	Deluxe Corp		37,838
2,712	DENTSPLY International Inc		111,084
872	DeVry Inc		27,049
3,686	Dr Pepper Snapple Group Inc		169,298
2,076	Edwards Lifesciences Corp (b)		139,507
18,031	Eli Lilly & Co		885,683
2,012	Endo Health Solutions Inc (b)		74,022
2,203	Equifax Inc		129,823
4,358	Estee Lauder Cos Inc Class A		286,626
14,847	Express Scripts Holding Co (b)		915,911
3,070	Flowers Foods Inc		67,705
4,241	Forest Laboratories Inc (b)		173,881
875	FTI Consulting Inc (b)		28,779
1,683	Gartner Inc (b)		95,914
11,714	General Mills Inc		568,480
27,758	Gilead Sciences Inc (b)		1,421,487
1,479	Global Payments Inc		68,507
2,237	Green Mountain Coffee Roasters Inc (b)		167,909
5,018	H&R Block Inc		139,250
906	Harris Teeter Supermarkets Inc		42,455
4,634	Health Management Associates Inc Class A (b)		72,847
1,322	Health Net Inc (b)		42,066
1,589	Henry Schein Inc (b)		152,147
2,715	Hershey Co		242,395
1,139	Hill-Rom Holdings Inc		38,362
2,140	Hillshire Brands Co		70,791
1,841	HMS Holdings Corp (b)		42,895
4,834	Hologic Inc (b)		93,296
2,500	Hormel Foods Corp		96,450
2,995	Hospira Inc (b)		114,738
2,853	Humana Inc		240,736
1,018	IDEXX Laboratories Inc (a)(b)		91,396
1,389	Ingredion Inc		91,146
729	Intuitive Surgical Inc (b)		369,297
3,089	Iron Mountain Inc		82,198
1,769	Jarden Corp (b)		77,394

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Consumer, Non-cyclical — (continued)
2,001	JM Smucker Co	$	206,403
51,150	Johnson & Johnson (c)		4,391,739
4,601	Kellogg Co		295,522
6,991	Kimberly-Clark Corp		679,106
10,803	Kraft Foods Group Inc		603,564
9,610	Kroger Co		331,929
1,712	Laboratory Corp of America Holdings (b)		171,371
405	Lancaster Colony Corp		31,586
1,577	Lender Processing Services Inc		51,016
3,214	Life Technologies Corp (b)		237,868
791	LifePoint Hospitals Inc (b)		38,632
6,849	Lorillard Inc		299,164
1,505	Manpowergroup Inc		82,474
869	Masimo Corp		18,423
1,902	Mastercard Inc Class A		1,092,699
652	Matthews International Corp Class A		24,580
2,383	McCormick & Co Inc		167,668
4,967	McGraw Hill Financial Inc		264,195
4,116	McKesson Corp		471,282
3,670	Mead Johnson Nutrition Co Class A		290,774
886	MEDNAX Inc (b)		81,140
18,396	Medtronic Inc		946,842
54,975	Merck & Co Inc (c)		2,553,589
2,885	Molson Coors Brewing Co Class B		138,076
32,456	Mondelez International Inc Class A		925,970
2,605	Monster Beverage Corp (b)		158,306
1,734	Monster Worldwide Inc (b)		8,514
3,508	Moody’s Corp		213,742
6,896	Mylan Inc (b)		213,983
1,881	Omnicare Inc		89,743
1,428	Patterson Cos Inc		53,693
5,863	Paychex Inc		214,117
28,152	PepsiCo Inc		2,302,552
1,598	Perrigo Co		193,358
121,496	Pfizer Inc (c)		3,403,103
29,776	Philip Morris International Inc (c)		2,579,197
581	Post Holdings Inc (b)		25,366
49,908	Procter & Gamble Co (c)		3,842,417
3,825	Quanta Services Inc (b)		101,210
2,856	Quest Diagnostics Inc		173,159
1,385	Regeneron Pharmaceuticals Inc (b)		311,459
1,015	Rent-A-Center Inc		38,113
2,611	ResMed Inc (a)		117,834
5,770	Reynolds American Inc		279,095
2,486	Robert Half International Inc		82,610
1,332	Rollins Inc		34,499
3,198	RR Donnelley & Sons Co (a)		44,804
4,362	Safeway Inc		103,205
4,991	SAIC Inc		69,525
626	Scotts Miracle-Gro Co Class A (a)		30,242
2,438	SEI Investments Co		69,312
3,775	Service Corp International		68,063
2,389	Smithfield Foods Inc (b)		78,240
1,206	Sotheby’s		45,719

Shares		Value

Consumer, Non-cyclical — (continued)
5,131	St Jude Medical Inc	$	234,128
1,039	STERIS Corp		44,552
264	Strayer Education Inc (a)		12,891
5,302	Stryker Corp		342,933
2,992	SUPERVALU Inc (a)(b)		18,610
10,770	Sysco Corp		367,903
677	Techne Corp		46,767
730	Teleflex Inc		56,568
1,906	Tenet Healthcare Corp (b)		87,867
934	Thoratec Corp (b)		29,244
520	Tootsie Roll Industries Inc		16,526
2,995	Total System Services Inc		73,318
1,052	Towers Watson & Co Class A		86,201
994	Tupperware Brands Corp		77,224
5,290	Tyson Foods Inc Class A		135,847
976	United Natural Foods Inc (b)		52,694
1,665	United Rentals Inc (b)		83,100
818	United Therapeutics Corp (b)		53,841
18,558	UnitedHealth Group Inc		1,215,178
401	Universal Corp (a)		23,198
1,681	Universal Health Services Inc Class B		112,560
602	Valassis Communications Inc (a)		14,803
1,974	Varian Medical Systems Inc (b)		133,146
1,738	VCA Antech Inc (b)		45,344
4,015	Vertex Pharmaceuticals Inc (b)		320,678
713	WellCare Health Plans Inc (b)		39,607
5,454	WellPoint Inc		446,355
10,343	Western Union Co		176,969
654	WEX Inc (b)		50,162
2,546	WhiteWave Foods Co Class A (a)(b)		41,373
6,368	Whole Foods Market Inc		327,825
3,048	Zimmer Holdings Inc		228,417
9,271	Zoetis Inc		286,383

			62,087,944

Diversified — 0.05%
5,438	Leucadia National Corp		142,584

Energy — 9.89%
4,326	Alpha Natural Resources Inc (b)		22,668
9,118	Anadarko Petroleum Corp		783,510
7,121	Apache Corp		596,953
4,737	Arch Coal Inc (a)		17,906
1,016	Atwood Oceanics Inc (b)		52,883
8,017	Baker Hughes Inc		369,824
1,045	Bill Barrett Corp (a)(b)		21,130
3,881	Cabot Oil & Gas Corp		275,629
4,578	Cameron International Corp (b)		279,990
434	CARBO Ceramics Inc (a)		29,265
9,484	Chesapeake Energy Corp (a)		193,284
35,308	Chevron Corp (c)		4,178,349
1,630	Cimarex Energy Co		105,934
22,249	ConocoPhillips		1,346,064
4,115	CONSOL Energy Inc		111,516

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Energy — (continued)
6,722	Denbury Resources Inc (b)	$116,425
6,851	Devon Energy Corp	355,430
1,241	Diamond Offshore Drilling Inc (a)	85,368
1,363	Dresser-Rand Group Inc (b)	81,753
705	Dril-Quip Inc (b)	63,654
1,286	Energen Corp	67,206
4,219	Ensco PLC Class A	245,208
4,945	EOG Resources Inc	651,158
2,723	EQT Corp	216,124
80,979	Exxon Mobil Corp (c)	7,316,453
4,369	FMC Technologies Inc (b)	243,266
16,944	Halliburton Co	706,904
1,664	Helix Energy Solutions Group Inc (b)	38,339
2,014	Helmerich & Payne Inc	125,774
5,520	Hess Corp	367,025
3,725	HollyFrontier Corp	159,355
11,471	Kinder Morgan Inc	437,619
12,871	Marathon Oil Corp	445,079
5,896	Marathon Petroleum Corp	418,970
3,385	Murphy Oil Corp	206,113
5,296	Nabors Industries Ltd	81,082
7,762	National Oilwell Varco Inc	534,802
2,362	Newfield Exploration Co (b)	56,428
4,576	Noble Corp	171,966
6,519	Noble Energy Inc	391,401
14,660	Occidental Petroleum Corp	1,308,112
1,958	Oceaneering International Inc	141,368
984	Oil States International Inc (b)	91,158
3,753	ONEOK Inc	155,036
2,876	Patterson-UTI Energy Inc	55,665
4,723	Peabody Energy Corp	69,145
11,256	Phillips 66	663,091
2,466	Pioneer Natural Resources Co	356,953
3,388	QEP Resources Inc	94,119
2,953	Range Resources Corp	228,326
1,128	Rosetta Resources Inc (b)	47,963
2,316	Rowan Cos PLC Class A (b)	78,906
24,197	Schlumberger Ltd	1,733,957
1,184	SM Energy Co	71,016
6,364	Southwestern Energy Co (b)	232,477
12,148	Spectra Energy Corp	418,620
2,825	Superior Energy Services Inc (b)	73,280
2,490	Tesoro Corp	130,277
871	Unit Corp (b)	37,087
10,106	Valero Energy Corp	351,386
12,392	Williams Cos Inc	402,368
3,574	WPX Energy Inc (b)	67,691

		28,775,808

Financial — 17.17%
6,200	Ace Ltd	554,776
960	Affiliated Managers Group Inc (b)	157,382
8,468	Aflac Inc	492,160
924	Alexander & Baldwin Inc (b)	36,729
1,242	Alexandria Real Estate Equities Inc REIT	81,624
318	Alleghany Corp (b)	121,893

Shares		Value

Financial — (continued)
8,507	Allstate Corp	$	409,357
1,908	American Campus Communities Inc REIT		77,579
17,392	American Express Co		1,300,226
1,305	American Financial Group Inc		63,828
26,860	American International Group Inc (b)		1,200,642
7,184	American Tower Corp REIT		525,653
3,653	Ameriprise Financial Inc		295,455
5,609	Aon PLC		360,939
2,603	Apartment Investment & Management Co REIT Class A		78,194
3,481	Apollo Investment Corp		26,943
2,276	Arthur J Gallagher & Co		99,438
1,183	Aspen Insurance Holdings Ltd		43,877
2,814	Associated Banc-Corp		43,758
1,356	Assurant Inc		69,034
1,723	Astoria Financial Corp		18,574
2,252	AvalonBay Communities Inc REIT		303,817
1,535	BancorpSouth Inc		27,170
196,261	Bank of America Corp (c)		2,523,917
820	Bank of Hawaii Corp		41,262
21,092	Bank of New York Mellon Corp		591,631
12,740	BB&T Corp		431,631
33,218	Berkshire Hathaway Inc Class B (b)(c)		3,717,759
3,335	BioMed Realty Trust Inc REIT		67,467
2,268	BlackRock Inc Class A		582,536
2,804	Boston Properties Inc REIT		295,738
1,350	BRE Properties Inc REIT		67,527
2,061	Brown & Brown Inc		66,447
1,517	Camden Property Trust REIT		104,885
10,618	Capital One Financial Corp		666,917
1,089	Cathay General Bancorp		22,161
1,609	CBOE Holdings Inc		75,044
5,794	CBRE Group Inc Class A (b)		135,348
19,984	Charles Schwab Corp		424,260
4,791	Chubb Corp		405,558
2,806	Cincinnati Financial Corp		128,795
55,398	Citigroup Inc (c)		2,657,442
859	City National Corp		54,435
5,578	CME Group Inc		423,816
3,364	Comerica Inc		133,988
1,372	Commerce Bancshares Inc		59,764
1,425	Corporate Office Properties Trust REIT		36,338
2,126	Corrections Corp of America REIT		72,008
1,052	Cullen/Frost Bankers Inc (a)		70,242
8,903	Discover Financial Services		424,139
5,754	Duke Realty Corp REIT		89,705
5,586	E*TRADE Financial Corp (b)		70,719
2,479	East West Bancorp Inc		68,172
2,177	Eaton Vance Corp		81,833
1,040	Equity One Inc REIT		23,535
5,940	Equity Residential REIT		344,876
697	Essex Property Trust Inc REIT		110,767
872	Everest Re Group Ltd		111,843
1,854	Extra Space Storage Inc REIT		77,738

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Financial — (continued)
1,222	Federal Realty Investment Trust REIT	$	126,697
1,577	Federated Investors Inc Class B (a)		43,226
3,981	Fidelity National Financial Inc Class A		94,788
15,852	Fifth Third Bancorp		286,129
2,092	First American Financial Corp		46,108
4,081	First Horizon National Corp		45,707
6,779	First Niagara Financial Group Inc		68,265
3,062	FirstMerit Corp		61,332
2,507	Franklin Resources Inc		341,002
3,429	Fulton Financial Corp		39,365
9,320	Genworth Financial Inc Class A (b)		106,341
7,842	Goldman Sachs Group Inc		1,186,102
535	Greenhill & Co Inc		24,471
1,567	Hancock Holding Co		47,120
835	Hanover Insurance Group Inc		40,857
8,255	Hartford Financial Services Group Inc		255,245
1,757	HCC Insurance Holdings Inc		75,744
8,246	HCP Inc REIT		374,698
5,273	Health Care Inc REIT		353,449
1,547	Highwoods Properties Inc REIT		55,089
1,036	Home Properties Inc REIT		67,723
2,425	Hospitality Properties Trust REIT		63,729
13,479	Host Hotels & Resorts Inc REIT		227,391
8,833	Hudson City Bancorp Inc		80,910
15,096	Huntington Bancshares Inc		118,956
1,318	IntercontinentalExchange Inc (b)		234,288
996	International Bancshares Corp		22,490
8,055	Invesco Ltd		256,149
3,257	Janus Capital Group Inc		27,717
823	Jones Lang LaSalle Inc		75,008
68,823	JPMorgan Chase & Co (c)		3,633,166
1,080	Kemper Corp		36,990
17,025	KeyCorp		187,956
1,463	Kilroy Realty Corp REIT		77,554
7,379	Kimco Realty Corp REIT		158,132
1,987	Legg Mason Inc		61,617
2,150	Liberty Property Trust REIT		79,464
4,991	Lincoln National Corp		182,022
5,565	Loews Corp		247,086
2,247	M&T Bank Corp		251,102
2,532	Macerich Co REIT		154,376
1,461	Mack-Cali Realty Corp REIT		35,780
9,991	Marsh & McLennan Cos Inc		398,841
627	Mercury General Corp		27,563
19,915	MetLife Inc		911,310
24,937	Morgan Stanley		609,211
2,040	NASDAQ OMX Group Inc		66,892
2,197	National Retail Properties Inc REIT		75,577
7,927	New York Community Bancorp Inc (a)		110,978
3,993	Northern Trust Corp		231,195
4,391	NYSE Euronext		181,787
4,311	Old Republic International Corp		55,483
2,068	Omega Healthcare Investors Inc REIT		64,149

Shares		Value

Financial — (continued)
6,016	People’s United Financial Inc	$	89,638
2,944	Plum Creek Timber Co Inc REIT		137,396
9,624	PNC Financial Services Group Inc		701,782
704	Potlatch Corp REIT		28,470
928	Primerica Inc		34,744
4,985	Principal Financial Group Inc		186,688
10,037	Progressive Corp		255,141
9,225	Prologis Inc REIT		347,967
769	Prosperity Bancshares Inc		39,827
1,391	Protective Life Corp		53,428
8,469	Prudential Financial Inc		618,491
2,621	Public Storage REIT		401,878
2,027	Raymond James Financial Inc		87,120
2,269	Rayonier Inc REIT		125,680
3,616	Realty Income Corp REIT (a)		151,583
1,615	Regency Centers Corp REIT		82,058
25,593	Regions Financial Corp		243,901
1,365	Reinsurance Group of America Inc		94,335
3,633	Senior Housing Properties Trust REIT		94,204
844	Signature Bank (b)		70,069
5,653	Simon Property Group Inc REIT		892,722
1,653	SL Green Realty Corp REIT		145,778
8,353	SLM Corp		190,950
777	StanCorp Financial Group Inc		38,392
8,286	State Street Corp		540,330
9,772	SunTrust Banks Inc		308,502
804	SVB Financial Group (b)		66,989
13,546	Synovus Financial Corp		39,554
4,806	T Rowe Price Group Inc		351,559
1,143	Taubman Centers Inc REIT		85,896
3,161	TCF Financial Corp		44,823
1,663	Torchmark Corp		108,328
6,839	Travelers Cos Inc		546,573
1,368	Trustmark Corp		33,625
4,810	UDR Inc REIT		122,607
4,863	Unum Group		142,826
33,654	US Bancorp		1,216,592
3,985	Valley National Bancorp (a)		37,738
5,431	Ventas Inc REIT		377,237
9,224	Visa Inc Class A		1,685,686
3,081	Vornado Realty Trust REIT		255,261
1,593	Waddell & Reed Financial Inc Class A		69,295
1,858	Washington Federal Inc		35,079
1,588	Webster Financial Corp		40,780
1,930	Weingarten Realty Investors REIT		59,386
89,690	Wells Fargo & Co (c)		3,701,506
457	Westamerica Bancorporation		20,880
10,089	Weyerhaeuser Co REIT		287,436
2,038	WR Berkley Corp		83,273
5,361	XL Group PLC		162,546
3,324	Zions Bancorporation		95,997

			49,966,164

Industrial — 10.83%
11,554	3M Co		1,263,430
761	Acuity Brands Inc		57,471

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Industrial — (continued)
1,831	AECOM Technology Corp (b)	$	58,207
1,745	AGCO Corp		87,582
6,242	Agilent Technologies Inc		266,908
542	Alliant Techsystems Inc		44,623
4,402	AMETEK Inc		186,205
2,892	Amphenol Corp Class A		225,402
1,155	Aptargroup Inc		63,768
2,441	Avnet Inc (b)		82,018
1,902	B/E Aerospace Inc (b)		119,978
2,677	Ball Corp		111,203
1,942	Bemis Co Inc		76,010
12,424	Boeing Co		1,272,715
1,130	Carlisle Cos Inc		70,410
11,960	Caterpillar Inc		986,580
2,925	CH Robinson Worldwide Inc		164,707
878	CLARCOR Inc		45,840
970	Clean Harbors Inc (b)		49,014
974	Con-way Inc		37,947
965	Crane Co		57,823
18,554	CSX Corp		430,267
3,201	Cummins Inc		347,180
10,576	Danaher Corp		669,461
7,052	Deere & Co		572,975
2,599	Donaldson Co Inc		92,680
3,192	Dover Corp		247,891
880	Eagle Materials Inc		58,318
8,596	Eaton Corp PLC		565,703
13,069	Emerson Electric Co		712,783
1,160	Energizer Holdings Inc		116,592
550	Esterline Technologies Corp (b)		39,759
3,139	Exelis Inc		43,287
3,740	Expeditors International of Washington Inc		142,157
5,353	FedEx Corp		527,699
2,529	FLIR Systems Inc		68,207
2,578	Flowserve Corp		139,238
2,943	Fluor Corp		174,549
2,977	Fortune Brands Home & Security Inc		115,329
877	Gardner Denver Inc		65,933
1,955	Garmin Ltd (a)		70,693
834	GATX Corp		39,557
6,030	General Dynamics Corp		472,330
188,294	General Electric Co (c)		4,366,538
955	Genesee & Wyoming Inc Class A (b)		81,022
2,459	Gentex Corp		56,680
1,093	Graco Inc		69,089
518	Granite Construction Inc		15,416
480	Greif Inc Class A		25,282
1,406	Harsco Corp		32,605
14,314	Honeywell International Inc		1,135,673
968	Hubbell Inc Class B		95,832
882	Huntington Ingalls Industries Inc		49,815
1,595	IDEX Corp		85,827
7,528	Illinois Tool Works Inc		520,712
5,050	Ingersoll-Rand PLC Class A		280,376
686	Itron Inc (b)		29,107
1,518	ITT Corp		44,644
3,287	Jabil Circuit Inc		66,989

Shares		Value

Industrial — (continued)
2,475	Jacobs Engineering Group Inc (b)	$	136,447
1,672	JB Hunt Transport Services Inc		120,785
2,038	Joy Global Inc		98,904
1,994	Kansas City Southern		211,284
2,648	KBR Inc		86,060
1,354	Kennametal Inc		52,576
1,001	Kirby Corp (b)		79,620
1,628	L-3 Communications Holdings Inc		139,585
857	Landstar System Inc		44,135
2,543	Leggett & Platt Inc		79,062
812	Lennox International Inc		52,406
1,561	Lincoln Electric Holdings Inc		89,398
4,831	Lockheed Martin Corp		523,970
2,560	Louisiana-Pacific Corp (b)		37,862
867	Martin Marietta Materials Inc (a)		85,330
6,421	Masco Corp		125,145
924	Matson Inc		23,100
564	Mettler-Toledo International Inc (b)		113,477
606	Mine Safety Appliances Co		28,209
2,477	Molex Inc		72,675
1,947	National Instruments Corp		54,399
1,036	Nordson Corp		71,805
5,720	Norfolk Southern Corp		415,558
4,267	Northrop Grumman Corp		353,308
2,902	Owens-Illinois Inc (b)		80,647
1,853	Packaging Corp of America		90,723
2,032	Pall Corp		134,986
2,748	Parker Hannifin Corp		262,159
3,697	Pentair Ltd		213,280
1,996	PerkinElmer Inc		64,870
2,659	Precision Castparts Corp		600,961
5,892	Raytheon Co		389,579
817	Regal-Beloit Corp		52,974
5,363	Republic Services Inc		182,020
1,306	Rock Tenn Co Class A		130,443
2,527	Rockwell Automation Inc		210,095
2,511	Rockwell Collins Inc		159,222
1,792	Roper Industries Inc		222,602
885	Ryder System Inc		53,799
3,506	Sealed Air Corp		83,969
947	Silgan Holdings Inc		44,471
1,045	Snap-on Inc		93,402
1,803	Sonoco Products Co		62,330
819	SPX Corp		58,952
3,017	Stanley Black & Decker Inc		233,214
1,587	Stericycle Inc (b)		175,252
7,500	TE Connectivity Ltd		341,550
602	Tech Data Corp (b)		28,348
1,946	Terex Corp (b)		51,180
5,006	Textron Inc		130,406
6,521	Thermo Fisher Scientific Inc		551,872
943	Tidewater Inc (a)		53,723
1,462	Timken Co		82,281
4,676	Trimble Navigation Ltd (b)		121,623
1,464	Trinity Industries Inc		56,276
922	Triumph Group Inc		72,976
8,500	Tyco International Ltd		280,075
8,494	Union Pacific Corp		1,310,454
12,927	United Parcel Service Inc Class B		1,117,927

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Industrial — (continued)
15,391	United Technologies Corp	$	1,430,440
1,467	URS Corp		69,272
1,813	UTi Worldwide Inc		29,860
422	Valmont Industries Inc		60,384
2,302	Vishay Intertechnology Inc (b)		31,975
2,358	Vulcan Materials Co		114,151
1,796	Wabtec Corp		95,960
2,213	Waste Connections Inc		91,043
8,099	Waste Management Inc		326,633
1,547	Waters Corp (b)		154,777
869	Werner Enterprises Inc		21,004
1,008	Woodward Inc		40,320
848	Worthington Industries Inc		26,890
3,316	Xylem Inc		89,333
957	Zebra Technologies Corp Class A (b)		41,572

			31,513,391

Technology — 11.83%
1,655	3D Systems Corp (a)(b)		72,654
11,824	Accenture PLC Class A		850,855
687	ACI Worldwide Inc (b)		31,932
1,348	Acxiom Corp (b)		30,573
9,111	Adobe Systems Inc (b)		415,097
10,719	Advanced Micro Devices Inc (b)		43,733
467	Advent Software Inc (b)		16,373
3,203	Akamai Technologies Inc (b)		136,288
3,024	Allscripts Healthcare Solutions Inc (b)		39,131
5,788	Altera Corp		190,946
5,581	Analog Devices Inc		251,480
1,678	ANSYS Inc (b)		122,662
17,095	Apple Inc (c)		6,770,988
21,795	Applied Materials Inc		324,963
8,253	Atmel Corp (b)		60,659
4,070	Autodesk Inc (b)		138,136
2,459	BMC Software Inc (b)		110,999
9,527	Broadcom Corp Class A		321,631
2,154	Broadridge Financial Solutions Inc ADR		57,253
6,168	CA Inc		176,590
5,388	Cadence Design Systems Inc (b)		78,018
2,676	Cerner Corp (b)		257,137
3,385	Citrix Systems Inc (b)		204,217
5,471	Cognizant Technology Solutions Corp Class A (b)		342,539
842	CommVault Systems Inc (b)		63,899
2,761	Computer Sciences Corp		120,849
3,937	Compuware Corp		40,748
816	Concur Technologies Inc (a)(b)		66,406
2,124	Cree Inc (b)		135,639
2,082	Cypress Semiconductor Corp		22,340
26,631	Dell Inc		355,524
1,134	Diebold Inc		38,204
474	DST Systems Inc		30,966
778	Dun & Bradstreet Corp (a)		75,816
5,579	Electronic Arts Inc (b)		128,150
38,210	EMC Corp		902,520
624	Fair Isaac Corp		28,598

Shares		Value

Technology — (continued)
2,259	Fairchild Semiconductor International Inc (b)	$	31,174
5,306	Fidelity National Information Services Inc		227,309
1,291	First Solar Inc (b)		57,746
2,495	Fiserv Inc (b)		218,088
35,071	Hewlett-Packard Co		869,761
1,926	Informatica Corp (b)		67,371
3,443	Integrated Device Technology Inc (b)		27,337
90,492	Intel Corp		2,191,716
18,979	International Business Machines Corp (c)		3,627,077
1,139	International Rectifier Corp (b)		23,851
2,877	Intersil Corp Class A		22,498
5,060	Intuit Inc		308,812
1,539	Jack Henry & Associates Inc		72,533
3,105	KLA-Tencor Corp		173,042
2,955	Lam Research Corp (b)		131,025
1,101	Lexmark International Inc Class A		33,658
4,273	Linear Technology Corp		157,417
9,581	LSI Corp (b)		68,408
589	ManTech International Corp Class A (a)		15,385
1,774	Mentor Graphics Corp		34,682
3,720	Microchip Technology Inc (a)		138,570
19,000	Micron Technology Inc (b)		272,270
1,402	MICROS Systems Inc (b)		60,496
136,870	Microsoft Corp (c)		4,726,121
2,157	MSCI Inc Class A (b)		71,763
3,018	NCR Corp (b)		99,564
6,529	NetApp Inc (b)		246,666
10,428	NVIDIA Corp		146,305
66,885	Oracle Corp		2,054,707
3,923	Pitney Bowes Inc (a)		57,590
2,030	PTC Inc (b)		49,796
31,451	QUALCOMM Inc		1,921,027
3,424	Red Hat Inc (b)		163,736
2,997	Riverbed Technology Inc (b)		46,633
2,080	Rovi Corp (b)		47,507
9,848	Salesforce.com Inc (b)		375,997
4,408	SanDisk Corp (b)		269,329
5,779	Seagate Technology PLC		259,073
1,356	Semtech Corp (b)		47,501
833	Silicon Laboratories Inc (b)		34,494
3,387	Skyworks Solutions Inc (b)		74,141
1,133	SolarWinds Inc (b)		43,972
1,363	Solera Holdings Inc		75,851
3,757	SunEdison Inc (b)		30,695
2,761	Synopsys Inc (b)		98,706
2,947	Teradata Corp (b)		148,028
3,459	Teradyne Inc (b)		60,775
20,163	Texas Instruments Inc		703,084
2,278	VeriFone Systems Inc (b)		38,293
3,851	Western Digital Corp		239,109
22,834	Xerox Corp		207,104

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Shares		Value

Technology — (continued)
4,880	Xilinx Inc	$	193,297

			34,415,603

Utilities — 3.35%
11,165	AES Corp		133,868
2,111	AGL Resources Inc		90,477
1,992	Alliant Energy Corp		100,437
4,508	Ameren Corp		155,255
8,822	American Electric Power Co Inc		395,049
2,642	Aqua America Inc		82,668
1,742	Atmos Energy Corp		71,526
873	Black Hills Corp		42,559
7,744	CenterPoint Energy Inc		181,907
1,124	Cleco Corp		52,187
4,875	CMS Energy Corp		132,454
5,430	Consolidated Edison Inc		316,623
10,498	Dominion Resources Inc		596,496
3,231	DTE Energy Co		216,509
12,835	Duke Energy Corp		866,363
5,905	Edison International		284,385
3,226	Entergy Corp		224,788
15,544	Exelon Corp		479,999
7,580	FirstEnergy Corp		283,037
2,737	Great Plains Energy Inc		61,692
1,975	Hawaiian Electric Industries Inc (a)		49,987
885	IDACORP Inc		42,268
1,440	Integrys Energy Group Inc		84,283
3,498	MDU Resources Group Inc		90,633
1,569	National Fuel Gas Co		90,924
7,717	NextEra Energy Inc		628,781
5,634	NiSource Inc		161,358
5,799	Northeast Utilities		243,674
5,984	NRG Energy Inc		159,773
4,250	NV Energy Inc		99,705
1,891	OGE Energy Corp		128,966
4,457	Pepco Holdings Inc		89,853
8,023	PG&E Corp		366,892
2,061	Pinnacle West Capital Corp		114,324
1,378	PNM Resources Inc		30,578
10,742	PPL Corp		325,053
9,379	Public Service Enterprise Group Inc		306,318
3,393	Questar Corp		80,923
2,512	SCANA Corp		123,339
4,089	Sempra Energy		334,317
15,823	Southern Co		698,269
3,765	TECO Energy Inc		64,720
2,134	UGI Corp		83,461
1,456	Vectren Corp		49,256
2,422	Westar Energy Inc		77,407
909	WGL Holdings Inc		39,287
4,131	Wisconsin Energy Corp		169,330

Shares		Value

Utilities — (continued)
9,008	Xcel Energy Inc	$	255,287

			9,757,245

TOTAL COMMON STOCK — 97.89% (Cost $188,903,564)		$	284,849,620

Principal Amount

SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 1.91%
$ 5,546,000	Federal Home Loan Mortgage Corp
	0.00%(d), 07/01/2013		5,546,000

U.S. Treasury Bonds and Notes — 0.11%
315,000	U.S. Treasury Bills(e)
	0.05%, 09/12/2013		314,971

Reverse Repurchase Agreements — 0.76%
111,174	Undivided interest of 0.87% in a repurchase agreement (principal amount/value $12,850,438 with a maturity value of $12,850,556) with JP Morgan Securities, 0.11%, dated 6/28/13 to be repurchased at $111,174 on 7/1/13 collateralized by U.S. Treasury Securities, 0.63% - 3.88%, 1/15/25 - 2/15/43, with a value of $13,107,777. (f)		111,174

528,088	Undivided interest of 1.08% in a repurchase agreement (principal amount/value $49,062,924 with a maturity value of $49,063,537) with BNP Paribas Securities Corp, 0.15%, dated 6/28/13 to be repurchased at $528,088 on 7/1/13 collateralized by various U.S. Government Agency Securities, 0.45% - 5.38%, 3/15/16 - 2/13/17, with a value of $50,044,241. (f)		528,088

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Schedule of Investments

As of June 28, 2013 (Unaudited)

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 528,088	Undivided interest of 1.09% in a repurchase agreement (principal amount/value $48,497,967 with a maturity value of $48,498,573) with HSBC Securities (USA) Inc, 0.15%, dated 6/28/13 to be repurchased at $528,088 on 7/1/13 collateralized by Federal Home Loan Mortgage Corp, 2.50% - 7.00%, 5/1/22 - 5/1/43, with a value of $49,467,956. (f)	$	528,088

528,088	Undivided interest of 1.94% in a repurchase agreement (principal amount/value $27,443,360 with a maturity value of $27,443,680) with Citigroup Global Markets Inc, 0.14%, dated 6/28/13 to be repurchased at $528,088 on 7/1/13 collateralized by various U.S. Government Agency Securities, 2.17% - 5.50%, 12/1/17 - 6/1/43, with a value of $27,992,227. (f)		528,088

Principal Amount		Value

Reverse Repurchase Agreements — (continued)
$ 528,088	Undivided interest of 2.15% in a repurchase agreement (principal amount/value $24,685,458 with a maturity value of $24,685,746) with RBC Capital Markets Corp, 0.14%, dated 6/28/13 to be repurchased at $528,088 on 7/1/13 collateralized by various U.S. Government Agency Securities, 3.50% - 4.00%, 1/1/42 - 12/1/42, with a value of $25,179,167. (f)	$	528,088

			2,223,526

TOTAL SHORT TERM INVESTMENTS — 2.78% (Cost $8,084,497)		$	8,084,497

TOTAL INVESTMENTS — 100.67% (Cost $196,988,061)		$	292,934,117

OTHER ASSETS & LIABILITIES, NET — (0.67)%		$	(1,937,552)

TOTAL NET ASSETS — 100.00%		$	290,996,565

(a)	A portion or all of the security is on loan at June 28, 2013.
(b)	Non-income producing security.
(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	The security’s yield to maturity was less than 0.01%.
(e)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At June 28, 2013, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Depreciation

S&P 500® Emini Long Futures	70	USD	$ 5,597,550	September 2013	$ (109,165)

S&P Mid 400® Emini Long Futures	4	USD	463,160	September 2013	(5,990)

			Net Depreciation		$ (115,155)

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 28, 2013 (Unaudited)

Great-West Stock Index Fund

ASSETS:
Investments in securities, fair value (including $2,164,779 of securities on loan)(a)	$290,710,591
Reverse repurchase agreements, fair value(b)	2,223,526
Cash	110,945
Dividends receivable	352,707
Subscriptions receivable	287,801
Receivable for investments sold	22,386

Total Assets	293,707,956

LIABILITIES:
Payable to investment adviser	137,312
Payable upon return of securities loaned	2,223,526
Redemptions payable	154,367
Payable for investments purchased	169,841
Variation margin on futures contracts	26,345

Total Liabilities	2,711,391

NET ASSETS	$290,996,565

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,272,005
Paid-in capital in excess of par	189,285,413
Net unrealized appreciation on investments and futures contracts	95,830,901
Undistributed net investment income	177,713
Accumulated net realized gain on investments and futures contracts	4,430,533

TOTAL NET ASSETS	$290,996,565

CAPITAL STOCK:
Authorized	90,000,000
Issued and Outstanding	12,720,046

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$22.88

(a) Cost of investments	$194,764,535
(b) Cost of reverse repurchase agreements	$2,223,526

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 28, 2013 (Unaudited)

Great-West Stock Index Fund

INVESTMENT INCOME:
Interest	$360
Income from securities lending	17,894
Dividends	3,074,800
Foreign withholding tax	(987)

Total Income	3,092,067

EXPENSES:
Management fees	879,031

Total Expenses	879,031

NET INVESTMENT INCOME	2,213,036

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	13,096,470
Net realized gain on futures contracts	624,063

Net realized gain on investments	13,720,533

Net change in unrealized appreciation on investments	21,874,672
Net change in unrealized depreciation on futures contracts	(66,481)

Net change in unrealized appreciation on investments	21,808,191

Net Realized and Unrealized Gain on Investments and Futures Contracts	35,528,724

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,741,760

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 28, 2013 and fiscal year ended December 31, 2012

	2013 (Unaudited)	2012
Great-West Stock Index Fund

OPERATIONS:
Net investment income	$2,213,036	$4,864,606
Net realized gain on investments	13,720,533	7,707,958
Net change in unrealized appreciation on investments	21,808,191	29,060,769

Net Increase in Net Assets Resulting from Operations	37,741,760	41,633,333

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,035,323)	(4,789,898)
From net realized gains	–	(6,356,099)

Total Distributions	(2,035,323)	(11,145,997)

CAPITAL SHARE TRANSACTIONS:
Shares sold	15,675,205	27,790,820
Shares issued in reinvestment of distributions	2,035,323	11,145,997
Shares redeemed	(48,234,056)	(58,082,293)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(30,523,528)	(19,145,476)

Total Increase in Net Assets	5,182,909	11,341,860

NET ASSETS:
Beginning of period	285,813,656	274,471,796

End of period (a)	$290,996,565	$285,813,656

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	702,391	1,386,765
Shares issued in reinvestment of distributions	89,899	556,047
Shares redeemed	(2,166,408)	(2,874,526)

Net Decrease	(1,374,118)	(931,714)

(a) Including undistributed net investment income:	$177,713	$0

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

			Fiscal Years Ended December 31,
	Period Ended June 28, 2013 (Unaudited)		2012		2011	2010	2009	2008
Great-West Stock Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$20.28		$18.27		$18.35	$16.12	$12.93	$21.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	(a)	0.34	(a)	0.27	0.25	0.24	0.31
Net realized and unrealized gain (loss)	2.59		2.46		(0.05)	2.23	3.19	(8.32)

Total From Investment Operations	2.76		2.80		0.22	2.48	3.43	(8.01)

LESS DISTRIBUTIONS:
From net investment income	(0.16)		(0.34)		(0.27)	(0.25)	(0.24)	(0.31)
From net realized gains	–		(0.45)		(0.03)	–	–	(0.46)

Total Distributions	(0.16)		(0.79)		(0.30)	(0.25)	(0.24)	(0.77)

NET ASSET VALUE, END OF PERIOD	$22.88		$20.28		$18.27	$18.35	$16.12	$12.93

TOTAL RETURN(b)	13.61%	(c)	15.54%		1.21%	15.48%	26.76%	(37.26%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$290,997		$285,814		$274,472	$299,714	$292,410	$255,348
Ratio of expenses to average net assets	0.60%	(d)	0.60%		0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	1.51%	(d)	1.67%		1.43%	1.44%	1.76%	1.69%
Portfolio turnover rate	3%	(c)	5%		6%	5%	13%	7%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.

  See Notes to Financial Statements.

  Semi-Annual Report - June 28, 2013

GREAT-WEST FUNDS, INC.

GREAT-WEST STOCK INDEX FUND

Notes to Financial Statements

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West Stock Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the New York Stock Exchange.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

  Semi-Annual Report - June 28, 2013

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.

Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of June 28, 2013, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:(a)
Domestic Common Stock	$278,853,518	$—	$—	$278,853,518
Foreign Common Stock	5,996,102	—	—	5,996,102
Short Term Investments (a)	—	8,084,497	—	8,084,497
Liabilities
Derivative Investments:
Futures Contracts (b)	115,155	—	—	115,155

Total Investments	$284,734,465	$8,084,497	$0	$292,818,962

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

(b)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian and/or securities lending agent, receives delivery of the underlying securities collateralizing a reverse repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A reverse repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to

  Semi-Annual Report - June 28, 2013

dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in reverse repurchase agreement transactions and/or hold reverse repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 28, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund adopted ASU No. 2011-11 for its fiscal year beginning January 1, 2013. The adoption of ASU No. 2011-11 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INSTRUMENTS

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

  Semi-Annual Report - June 28, 2013

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as the loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 67 futures contracts for the reporting period.

Valuation of derivative instruments as of June 28, 2013 is as follows:

Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

Equity contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$(115,155)(a)

(a)	Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the period ended June 28, 2013 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

Equity contracts (futures contracts)	Net realized gain on futures contracts	$624,063	Net change in unrealized depreciation on futures contracts	$(66,481)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.

  Semi-Annual Report - June 28, 2013

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $137,900 for the period ended June 28, 2013.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the period ended June 28, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $8,892,657 and $40,496,287, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)

At June 28, 2013, the U.S. Federal income tax cost basis was $203,867,981. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $115,512,182 and gross depreciation of securities in which there was an excess of tax cost over value of $26,446,046 resulting in net appreciation of $89,066,136.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2013 the Fund had securities on loan valued at $2,164,779 and received collateral of $2,223,526 for such loan which was invested in reverse repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The reverse repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. LEGAL PROCEEDINGS

Several lawsuits have been filed relating to the Fund’s previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain noteholders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into an action pending in the U.S. District Court for the Southern District of New York. The Fund has been named as a defendant in this action. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $83,232.

A lawsuit has been filed relating to the Fund’s investments in LyondellBasell Finance Company in connection with its 2009 Chapter 11 bankruptcy proceeding. The lawsuit stems from a 2007 leveraged buyout of Lyondell Chemical Company by

  Semi-Annual Report - June 28, 2013

Basell AF S.C.A. On December 19, 2011, the Fund was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by Edward S. Weisfelner, as Trustee of the LB Creditor Trust in the U.S. Bankruptcy Court for the Southern District of New York. The plaintiffs seek to recover amounts paid to Lyondell Chemical Company shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Management cannot predict the outcome of this lawsuit. The lawsuit alleges no misconduct by the Fund, and the Fund intends to vigorously defend itself in the lawsuit. If the lawsuit were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout was approximately $398,688.

  Semi-Annual Report - June 28, 2013

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 18, 2013 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM and Mellon Capital Management Corporation (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 21, 2013, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of similar funds. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2012 and quarterly returns for the five-year period ended December 31, 2012. The Board also considered the composition of the Fund’s peer group of funds, as determined by GWCM, based on funds of similar size and asset class and with similar intermediary fees as estimated by GWCM from the Fund’s Morningstar category. The Board was provided with a description of the methodology GWCM used to determine the similarity of the Fund with the funds included in the peer group. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.

The Board noted that, although the Fund trailed the performance of its index for the one-, three, five- and ten-year periods ended December 31, 2012 primarily due to the Fund’s expenses, the Fund was in the second, first, second and second quartiles of its peer group for the annualized one-, three-, five- and ten-year periods ended December 31, 2012, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by GWCM based on the Fund’s Morningstar category, and of the entire Morningstar peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee Less Non-Management Expenses and Administrative Services Fee were the highest respective management fee in comparison to the contractual management fees and management fees less estimated intermediary fees of its peer group of funds. However, the Board noted that the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was lower than the average and median total annual operating expense ratio of its peer group.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within Great-West Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and, the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.   CODE OF ETHICS.

Not required in filing.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)          (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 26, 2013